NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (AFUDC Rates) (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure Nature Of Operations And Summary Of Significant Accounting Policies Afudc Rates [Abstract]
Average AFUDC Rate on Regulated Construction Expenditures	7.30%	7.38%	7.22%